ACCRUED EXPENSES - 10-K	9 Months Ended
Sep. 30, 2023
Accrued Expenses [Line Items]
ACCRUED EXPENSES	ACCRUED EXPENSES
Accrued expenses consist of the following:

	September 30, 2023	December 31, 2022
Research and development	$75	$—
General and administrative	188	—
Payroll and related	880	36
Total accrued expenses	$1,143	$36

Private GRI
Accrued Expenses [Line Items]
ACCRUED EXPENSES	ACCRUED EXPENSES

	December 31,
	2022	2021
Accrued compensation	$33	$142
Accrued interest	—	1,111
Other	3	18
	$36	$1,271
In March 2021 and December 2022, two Company executives agreed to forego $1,406 and $417, respectively, of accrued compensation in exchange for restricted stock awards and legally released the Company from the obligations to pay such amounts. Accordingly, the Company de-recognized the respective liabilities and recognized corresponding increases to additional paid-in capital in each year.